Tax expense	12 Months Ended
Jun. 30, 2022
Tax expense

9. Tax expense

(a) Tax expense

The major component of tax expense and the reconciliation of the expected tax expense based on the domestic effective tax rate of Locafy Limited as 25% (2021: 26%) and the reported tax expense in profit and loss are as follows:

	Consolidated Group
	2022 A$	2021 A$	2020 A$
Loss before income tax	(5,090,327)	(995,766)	(2,321,827)
Domestic tax rate	25%	26%	27.5%
Expected tax expense/(benefit)	(1,272,582)	(258,899)	(638,502)
Adjustment for tax-exempt income:
-Decline in value of depreciating assets	(221,095)	(12,401)	(141,285)
-R&D tax incentive	(189,402)	(136,773)	(161,467)
-Other deductible expenses	(230,118)	(142,272)	(136,009)
Adjustment for non-deductible expenses:
-R&D expenses	200,909	-	314,422
-Other non-deductible expenses	937,491	176,897	252,031
Income tax expense/(benefit)	-	-	-
Movement in unrecognized deferred tax	774,797	373,448	510,810

(b) Deferred tax assets and liabilities

As at 30 June 2022, the Company had accumulated tax losses totaling A$27,055,094 (2021: A$24,937,802). A deferred tax asset in relation to the tax value of losses carried forward has not been recognised in the accounts as, presently, the Company does not expect to be in a position to utilise these losses in the foreseeable future.